STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders Equity Tables
Warrants
			Weighted Average	Average Grant Date
	Number of Shares	Exercise Price	Exercise price	Fair value
Balance at December 31, 2013	1,517,721	0.25-1.00	0.41	0.18
Granted	158,250	0.22-.078	0.36	0.09
Forfeited or cancelled	(43,500)	0.68-0.78	(0.75)	(0.17)
Balance December 31, 2014	1,632,471	0.25-1.00
Granted	2,133,973	0.20-1.00	0.51	0.17
Forfeited or cancelled	-	-
Balance December 31, 2015	3,766,444
Exercisable	16,000